FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Bonds (Details)						12 Months Ended
	Aug. 07, 2018 USD ($)	Apr. 09, 2018 USD ($)	Apr. 09, 2018 EUR (€)	Mar. 29, 2018 USD ($)	Mar. 29, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 17, 2019 USD ($)	Jan. 17, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings						$ 798,000,000	$ 2,691,000,000	$ 4,912,000,000
Borrowings						12,483,000,000
Premiums and other fees						104,000,000
500 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures				$ 411,000,000	€ 334,000,000
Amount of potential borrowings | €					€ 500,000,000
Borrowings, interest rate					4.50%
Borrowings						324,000,000	323,000,000
Notional amount						$ 500,000,000
500 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.13%					5.13%
€400 million Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures		$ 491,000,000	€ 400,000,000
Borrowings						$ 0	$ 480,000,000
Notional amount | €											€ 400,000,000
USD 2041 Notes
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount	$ 195,000,000
Repayments of non-current borrowings	224,000,000
Borrowings	$ 434,000,000
USD 2041 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%
USD 2039 Notes
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount	$ 432,000,000
Repayments of non-current borrowings	505,000,000
Borrowings	$ 686,000,000
USD 2039 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%
Euro Medium Term Notes Program
Disclosure of detailed information about borrowings [line items]
Notional amount | €										€ 10,000,000,000
€750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									2.25%	2.25%
Notional amount									$ (854,000,000)	€ 750,000,000